As filed with the Securities and Exchange Commission on March 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 45.02%
Finance & Insurance - 3.30%
ACE Ltd. (b)	6,510	$453,096
The Charles Schwab Corp.	20,786	242,157
Visa Inc.	3,755	377,903
		1,073,156
Information - 5.23%
American Tower Corp.	12,220	776,092
Baidu, Inc. - ADR (a)(b)	2,570	327,726
Google Inc. (a)	1,031	598,093
		1,701,911
Manufacturing - 18.56%
Allergan, Inc.	6,060	532,735
Apple Inc. (a)	2,445	1,116,094
ARM Holdings PLC - ADR (b)	11,600	335,008
FMC Technologies, Inc. (a)	8,760	447,723
Intuitive Surgical, Inc. (a)	713	327,916
Life Technologies Corp. (a)	9,470	458,632
Mead Johnson Nutrition Co.	6,150	455,653
Praxair, Inc.	4,650	493,830
Precision Castparts Corp.	2,795	457,486
QUALCOMM, Inc.	14,722	865,948
Rockwell Automation, Inc.	2,740	213,364
Varian Medical Systems, Inc. (a)	5,090	335,278
		6,039,667
Mining - 5.75%
Occidental Petroleum Corp.	6,090	607,599
Oceaneering International, Inc.	8,520	413,987
Schlumberger Limited (b)	7,040	529,197
Silver Wheaton Corp. (b)	8,980	319,778
		1,870,561
Professional, Scientific & Technical Services - 6.94%
Cerner Corp. (a)	9,220	561,406
Cognizant Technology Solutions Corp. (a)	6,320	453,460
priceline.com, Inc. (a)	835	442,116
Salesforce.com, Inc. (a)	3,590	419,312
VMware, Inc. (a)	4,180	381,508
		2,257,802
Retail Trade - 2.48%
Amazon.com, Inc. (a)	2,124	412,991
Costco Wholesale Corp.	3,910	321,676
Fastenal Co.	1,565	73,054
		807,721
Transportation & Warehousing - 2.78%
C.H. Robinson Worldwide, Inc.	7,885	542,803
Expeditors International of Washington, Inc.	8,092	361,308
		904,111
TOTAL COMMON STOCKS (Cost $12,662,718)		14,654,929

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 53.10%
Vanguard Growth ETF	263,334	$17,285,244
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,608,593)		17,285,244

SHORT-TERM INVESTMENTS - 2.02%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (c)	658,056	658,056
TOTAL SHORT-TERM INVESTMENTS (Cost $658,056)		658,056

Total Investments (Cost $26,929,367) - 100.16%		32,598,229
Liabilities in Excess of Other Assets - (0.16)%		(48,390)
TOTAL NET ASSETS - 100.00%		$32,549,839

FOOTNOTES

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$27,095,937
Gross unrealized appreciation	5,995,358
Gross unrealized depreciation	(493,066)
Net unrealized appreciation	$5,502,292

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2012 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	1,073,156	-	-	1,073,156
Information	1,701,911	-	-	1,701,911
Manufacturing	6,039,667	-	-	6,039,667
Mining	1,870,561	-	-	1,870,561
Professional, Scientific & Technical Services	2,257,802	-	-	2,257,802
Retail Trade	807,721	-	-	807,721
Transportation & Warehousing	904,111	-	-	904,111
Total Common Stocks	14,654,929	-	-	14,654,929
Exchange-Traded Funds	17,285,244	-	-	17,285,244
Short-Term Investments	658,056	-	-	658,056
Total Investments	$32,598,229	-	-	$32,598,229

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the three months ended January 31, 2012, the Funds recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the three months ended January 31, 2012.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 28.89%
Finance and Insurance - 4.36%
The Allstate Corp.	3,750	$108,188
American Express Co.	3,559	178,448
The Bank of New York Mellon Corp.	8,970	180,566
Humana Inc.	1,116	99,346
JPMorgan Chase & Co.	7,237	269,940
Wells Fargo & Co.	9,494	277,320
		1,113,808
Health Care and Social Assistance - 0.86%
Laboratory Corp. of America Holdings (a)	1,477	134,983
Quest Diagnostics, Inc.	1,461	84,855
		219,838
Information - 2.90%
AT&T, Inc.	8,316	244,574
Microsoft Corp.	7,720	227,972
Oracle Corp.	4,538	127,972
Time Warner Cable, Inc.	1,913	141,026
		741,544
Management of Companies and Enterprises - 0.51%
The Goldman Sachs Group, Inc.	1,167	130,085

Manufacturing - 12.11%
Baxter International, Inc.	3,776	209,492
Beam, Inc.	2,155	112,728
BorgWarner, Inc. (a)	1,558	116,273
Chevron Corp.	3,024	311,714
ConocoPhillips	2,889	197,059
Dover Corp.	3,559	225,676
EMC Corp. (a)	6,188	159,403
Emerson Electric Co.	2,920	150,030
General Electric Co.	17,725	331,635
Honeywell International, Inc.	2,964	172,030
Intel Corp.	9,431	249,167
Philip Morris International, Inc.	1,797	134,362
SanDisk Corp. (a)	3,018	138,466
United Technologies Corp.	2,283	178,873
Watson Pharmaceuticals, Inc. (a)	3,049	178,763
		2,865,671
Mining, Quarrying, and Oil and Gas Extraction - 3.20%
Apache Corp.	2,132	210,812
Freeport-McMoRan Copper & Gold, Inc.	6,931	320,281
Halliburton Co.	4,738	174,264
Hess Corp.	2,014	113,388
		818,745
Professional, Scientific, and Technical Services - 0.31%
Covance, Inc. (a)	1,793	78,551

Retail Trade - 2.50%
eBay Inc. (a)	4,426	139,862
Express Scripts, Inc. (a)	2,981	152,508
Kohl's Corp.	2,325	106,927
Wal-Mart Stores, Inc.	3,898	239,181
		638,478

		Fair
	Shares	Value
Utilities - 1.31%
NextEra Energy, Inc.	2,865	$171,470
Public Service Enterprise Group, Inc.	5,378	163,169
		334,639
Wholesale Trade - 0.83%
AmerisourceBergen Corp.	5,462	212,854
The Procter & Gamble Co.	3,682	232,113
		444,967
TOTAL COMMON STOCKS (Cost $6,058,505)		7,386,326

CLOSED-END FUNDS - 0.17%
John Hancock Bank and Thrift Opportunity Fund	2,795	43,742
TOTAL CLOSED-END FUNDS (Cost $38,074)		43,742

EXCHANGE-TRADED FUNDS - 69.99%
Vanguard Value ETF	329,489	17,894,548
TOTAL EXCHANGE TRADED FUNDS (Cost $16,334,380)		17,894,548

SHORT-TERM INVESTMENTS - 1.59%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (c)	407,309	407,309
TOTAL SHORT-TERM INVESTMENTS (Cost $407,309)		407,309

Total Investments (Cost $22,838,268) - 100.64%		25,731,925
Liabilities in Excess of Other Assets - (0.64)%		(164,222)
TOTAL NET ASSETS - 100.00%		$25,567,703

FOOTNOTES

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$23,008,935
Gross unrealized appreciation	3,324,289
Gross unrealized depreciation	(601,299)
Net unrealized depreciation	$2,722,990

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2012 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	1,113,808	-	-	1,113,808
Health Care & Social Assistance	219,838	-	-	219,838
Information	741,544	-	-	741,544
Management of Companies & Enterprised	130,085	-	-	130,085
Manufacturing	2,865,671	-	-	2,865,671
Mining	818,745	-	-	818,745
Professional, Scientific & Technical Services	78,551	-	-	78,551
Retail Trade	638,478	-	-	638,478
Utilities	334,639	-	-	334,639
Wholesale Trade	444,967	-	-	444,967
Total Common Stocks	7,386,326	-	-	7,386,326
Closed-End Funds	43,742	-	-	43,742
Exchange-Traded Funds	17,894,548	-	-	17,894,548
Short-Term Investments	407,309	-	-	407,309
Total Investments	$25,731,925	-	-	$25,731,925

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the three months ended January 31, 2012, the Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the three months ended January 31, 2012.

ActivePassive Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 54.51%
Accommodation & Food Services - 1.16%
BJ's Restaurants, Inc. (a)	3,977	$198,969
Orient-Express Hotels Ltd. (a)(b)	10,269	86,876
		285,845
Administrative Support, Waste Management, & Remediation Services - 1.42%
The Geo Group, Inc. (a)	9,244	162,510
Waste Connections, Inc.	5,805	187,560
		350,070
Arts, Entertainment, & Recreation - 1.31%
Bally Technologies, Inc. (a)	5,262	222,162
Pinnacle Entertainment, Inc. (a)	10,294	99,852
		322,014
Finance & Insurance - 4.90%
AMERIGROUP Corp. (a)	2,239	152,274
Cash America International, Inc.	4,995	219,081
Catalyst Health Solutions, Inc. (a)	3,331	182,406
Centene Corp. (a)	4,984	225,277
Duff & Phelps Corp.	5,442	83,426
EZCORP, Inc. (a)	2,200	59,004
KKR Financial Holdings LLC	7,590	67,172
UMB Financial Corp.	1,570	60,571
Validus Holdings, Ltd. (b)	4,971	159,420
		1,208,631
Health Care & Social Assistance - 0.50%
Air Methods Corp. (a)	1,455	122,657

Information - 5.01%
Acme Packet, Inc. (a)	2,108	61,617
ANSYS, Inc. (a)	2,501	151,286
Compuware Corp. (a)	19,125	149,940
Fortinet, Inc. (a)	8,495	193,771
Informatica Corp. (a)	2,889	122,205
Medidata Solutions, Inc. (a)	2,568	53,671
Opnet Technologies, Inc.	2,145	76,040
Progress Software Corp. (a)	4,798	111,937
QLIK Technologies, Inc. (a)	6,122	172,640
TIBCO Software, Inc. (a)	5,470	142,603
		1,235,710
Manufacturing - 25.33%
3D Systems Corp. (a)	3,495	66,824
ArthroCare Corp. (a)	5,933	183,389
BioMarin Pharmaceutical, Inc. (a)	1,908	68,058
Bruker Corp. (a)	9,517	135,141
Cavium, Inc. (a)	3,945	126,792
Cepheid, Inc. (a)	4,357	191,969
Coherent, Inc. (a)	3,752	209,662
Colfax Corp. (a)	1,137	34,519
The Cooper Companies, Inc.	2,180	157,265
Cymer, Inc. (a)	2,440	121,488
Dril-quip, Inc. (a)	1,408	92,886
DTS, Inc. (a)	5,395	152,840
EZchip Semiconductor Ltd. (a)(b)	2,836	92,680

		Fair
	Shares	Value
GrafTech International Ltd. (a)	7,977	$130,982
Hexcel Corp. (a)	4,683	117,403
Huntsman Corp.	14,104	179,544
Intrepid Potash, Inc. (a)	3,251	77,666
IPG Photonics Corp. (a)	2,591	136,779
Lufkin Industries, Inc.	5,820	437,780
Meritor, Inc. (a)	11,198	70,323
Northwest Pipe Co. (a)	4,464	101,824
Onyx Pharmaceuticals, Inc. (a)	2,914	119,299
OYO Geospace Corp. (a)	2,365	208,144
Polypore International, Inc. (a)	2,980	113,478
Quaker Chemical Corp.	2,752	121,914
Regal-Beloit Corp.	2,058	116,833
RTI International Metals, Inc. (a)	6,988	175,888
Salix Pharmaceuticals, Ltd. (a)	4,691	226,106
Seattle Genetics, Inc. (a)	3,200	60,576
Shuffle Master, Inc. (a)	21,690	277,632
Sirona Dental Systems, Inc. (a)	4,225	204,279
Steven Madden, Ltd. (a)	4,051	166,658
Teradyne, Inc. (a)	12,149	198,636
Terex Corp. (a)	3,250	64,350
Texas Industries, Inc.	2,579	80,620
Theravance, Inc. (a)	2,872	50,949
Thoratec Corp. (a)	3,070	90,258
Titanium Metals Corp.	10,018	154,077
Triumph Group. Inc.	4,539	284,005
Twin Disc, Inc.	2,256	69,778
United Therapeutics Corp. (a)	2,870	141,147
Universal Display Corp. (a)	2,313	97,400
Universal Electronics, Inc. (a)	6,464	119,584
Veeco Instruments, Inc (a)	3,292	80,358
WABCO Holdings, Inc. (a)	2,610	135,329
		6,243,112
Mining - 1.75%
Cloud Peak Energy, Inc. (a)	3,368	63,824
Gulfport Energy Corp. (a)	3,092	101,634
Oasis Petroleum, Inc. (a)	7,859	265,163
		430,621
Professional, Scientific, & Technical Services - 4.79%
Allscripts Healthcare Solutions, Inc. (a)	6,370	121,794
ICON PLC - ADR (a)(b)	4,026	78,547
MedAssets, Inc. (a)	8,335	88,018
Monster Worldwide, Inc. (a)	9,716	69,955
NICE Systems Ltd. - ADR (a)(b)	4,968	178,649
PAREXEL International Corp. (a)	4,594	110,715
Quality Systems, Inc.	5,978	242,468
Riverbed Technology, Inc. (a)	3,076	73,639
Sapient Corp.	16,837	217,197
		1,180,982
Real Estate, Rental & Leasing - 0.63%
Acacia Research (a)	3,752	154,432

Retail Trade - 5.98%
Chico's FAS, Inc.	6,523	74,623
Francesca's Holdings Corp. (a)	3,210	71,166
The Fresh Market, Inc. (a)	4,041	174,005
Genesco Inc. (a)	8,023	489,965

		Fair
	Shares	Value
GNC Acquisition Holdings, Inc. (a)	7,244	$199,282
Sally Beauty Holdings, Inc. (a)	3,248	66,974
Sotheby's	3,141	105,318
Vitamin Shoppe, Inc. (a)	6,835	292,128
		1,473,461
Transportation & Warehousing - 1.56%
Atlas Air Worldwide Holdings, Inc. (a)	2,214	105,464
JetBlue Airways Corp. (a)	23,292	138,122
Landstar System, Inc.	2,749	140,611
		384,197
Wholesale Trade - 0.17%
Herbalife Ltd. (b)	716	41,442
TOTAL COMMON STOCKS (Cost $11,062,739)		13,433,174

EXCHANGE TRADED FUNDS - 44.83%
iShares Russell 2000 Growth Index Fund	49,480	4,481,404
iShares Russell 2000 Value Index Fund	54,380	3,809,319
iShares Russell Midcap Growth Index Fund	28,196	1,664,128
iShares Russell Midcap Value Index Fund	23,982	1,092,140
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,621,402)		11,046,991

TRUSTS - 0.37%
Redwood Trust, Inc.	7,883	92,625
TOTAL TRUSTS (Cost $110,581)		92,625

SHORT-TERM INVESTMENTS - 0.81%
Investment Companies - 0.81%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (c)	198,829	198,829
TOTAL SHORT-TERM INVESTMENTS (Cost $198,829)		198,829

Total Investments (Cost $18,993,551) - 100.52%		24,771,619
Liabilities in Excess of Other Assets - (0.52)%		(128,600)
TOTAL NET ASSETS - 100.00%		$24,643,019

FOOTNOTES

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$19,059,249
Gross unrealized appreciation	6,401,847
Gross unrealized depreciation	(689,477)
Net unrealized depreciation	$5,712,370

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information,  please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2012 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation & Food Services	285,845	-	-	285,845
Administrative Support, Waste Management &	350,070	-	-	350,070
Remediation Services
Arts, Entertainment & Recreation	322,014	-	-	322,014
Finance & Insurance	1,208,631	-	-	1,208,631
Health Care & Social Assistance	122,657	-	-	122,657
Information	1,235,710	-	-	1,235,710
Manufacturing	6,243,112	-	-	6,243,112
Mining	430,621	-	-	430,621
Professional, Scientific & Technical Services	1,180,982	-	-	1,180,982
Real Estate, Rental & Leasing	154,432	-	-	154,432
Retail Trade	1,473,461	-	-	1,473,461
Transportation & Warehousing	384,197	-	-	384,197
Wholesale Trade	41,442	-	-	41,442
Total Common Stocks	13,433,174	-	-	13,433,174
Exchange-Traded Funds	11,046,991	-	-	11,046,991
Trusts	92,625	-	-	92,625
Short-Term Investments	198,829	-	-	198,829
Total Investments	$24,771,619	-	-	$24,771,619

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.  During the three months ended January 31, 2012, the Funds recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the three months ended January 31, 2012.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 40.10%
Australia - 2.48%
BHP Billiton Ltd. (b)	4,011	$159,600
Brambles Ltd. (b)	20,191	155,838
CSL Ltd. (b)	2,754	91,017
WorleyParsons Ltd. (b)	5,456	158,074
		564,529
Belgium - 0.85%
Anheuser-Busch InBev NV (b)	3,190	193,424
Bermuda - 0.15%
VimpelCom Ltd. - ADR (b)	3,244	34,581
Brazil - 0.40%
Petroleo Brasileiro SA - ADR (b)	3,222	89,990
Canada - 2.84%
Agrium Inc. (b)	1,163	93,752
Canadian National Railway Co. (b)	1,138	85,835
Canadian Natural Resources Ltd. (b)	2,231	88,377
Cenovus Energy Inc. (b)	2,823	103,015
CGI Group Inc. (a)(b)	130	2,625
Fairfax Financial Holding Ltd. (b)	221	89,705
Suncor Energy, Inc. (a)	5,288	182,156
		645,465
China - 0.63%
Industrial & Commercial Bank of China Ltd. (b)	203,000	142,134

Denmark - 0.57%
Novo Nordisk A/S (b)	1,089	128,763
France - 2.62%
Cap Gemini (b)	2,284	83,383
Cie Generale des Etablissements Michelin (b)	922	63,075
Danone SA (b)	1,994	123,070
Eutelsat Communications (b)	1,735	64,396
L'Oreal SA (b)	616	65,516
Publicis Groupe (b)	1,127	56,696
Schneider Electric SA (b)	1,113	69,124
Total SA (b)	1,324	69,975
		595,235
Germany - 2.25%
Adidas AG (b)	2,221	160,017
Bayer AG (b)	790	55,326
Fresenius Medical Care AG & Co. (b)	1,768	126,154
SAP AG (b)	2,813	169,957
		511,454
Hong Kong - 1.10%
China Mobile Ltd. (b)	11,500	117,591
Hutchison Whampoa Ltd. (b)	14,000	133,135
		250,726
Israel - 0.86%
Teva Pharmaceutical Industries Ltd. - ADR (b)	4,347	196,180
Japan - 4.18%
CANON, Inc. (b)	4,000	172,658
DENSO Corp. (b)	4,100	121,838
FANUC Ltd. (b)	600	100,840

		Fair
	Shares	Value
Keyence Corp. (b)	430	$107,133
Komatsu Ltd. (b)	2,500	70,487
NIDEC Corp. (b)	1,000	95,775
Toyota Motor Corp. (b)	3,200	117,974
YAMADA DENKI Co., Ltd. (b)	2,570	163,870
		950,575
Jersey - 1.28%
Informa PLC (b)	14,569	89,765
Shire PLC (b)	2,650	87,944
WPP PLC (b)	9,661	113,493
		291,202
Mexico - 1.53%
America Movil SAB de C.V. - ADR (b)	5,534	128,444
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	1,861	131,238
Grupo Televisa SA - ADR (b)	4,456	87,872
		347,554
Netherlands - 1.05%
Koninklijke Ahold NV (b)	7,903	104,719
Unilever NV (b)	3,996	133,026
		237,745
Russia - 0.47%
Gazprom - ADR (a)(b)	8,881	107,460
Singapore - 1.22%
Keppel Corp., Ltd. (b)	17,700	152,677
United Overseas Bank Ltd. (b)	9,000	124,069
		276,746
South Korea - 1.10%
Hyundai Mobis (b)	478	117,867
NHN Corp. (a)(b)	701	132,294
		250,161
Spain - 0.31%
Amadeus IT Holdings SA (b)	4,114	70,495
Sweden - 1.40%
Kinnevik Investment AB (b)	2,522	52,757
Swedbank AB (b)	6,849	98,368
Telefonaktiebolaget LM Ericsson (b)	11,287	104,947
Volvo AB (b)	4,829	62,434
		318,506
Switzerland - 3.65%
ABB Ltd. (b)	6,004	125,363
Julius Baer Group Ltd. (b)	2,734	111,083
Nestle SA (b)	2,788	159,769
Novartis AG (b)	3,001	162,357
Roche Holding AG (b)	738	124,911
Syngenta AG (b)	486	146,988
		830,471
Taiwan - 0.67%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	10,730	151,078
Turkey - 0.33%
Akbank TAS (b)	19,977	75,103
United Kingdom - 8.16%
BG Group PLC (b)	7,719	173,331
British American Tobacco PLC (b)	3,479	159,916
British Sky Broadcasting (a)(b)	3,081	33,481
Centrica PLC (b)	20,258	93,661
Compass Group PLC (b)	24,339	225,901
GlaxoSmithKline PLC (b)	3,660	81,320
Imperial Tobacco Group PLC (b)	5,654	202,247

		Fair
	Shares	Value
International Power PLC (b)	13,692	$72,365
Kingfisher PLC (b)	24,221	97,594
Next PLC (b)	3,049	125,832
Reed Elsevier PLC (b)	17,948	148,482
Royal Dutch Shell PLC (b)	4,066	147,910
Smith & Nephew PLC (b)	9,727	94,266
Tesco PLC (b)	17,105	86,145
Vodafone Group PLC (b)	41,174	110,818
		1,853,269
TOTAL COMMON STOCKS (Cost $7,766,419)		9,112,846

PREFERRED STOCKS - 1.34%
Brazil - 0.82%
Banco Bradesco SA - ADR (b)	10,383	185,648

Germany - 0.52%
Volkswagen AG (b)	668	118,265
TOTAL PREFERRED STOCKS (Cost $291,371)		303,913

OPEN-END FUNDS - 53.26%
Fidelity Spartan International Index Fund	385,321	12,102,931
TOTAL OPEN-END FUNDS (Cost $10,472,478)		12,102,931

SHORT-TERM INVESTMENTS - 5.37%
Investment Companies - 5.37%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (c)	602,123	602,123
First American Prime Z Money Market Fund - Class Z, 0.06% (c)	618,248	618,248
TOTAL SHORT-TERM INVESTMENTS (Cost $1,220,371)		1,220,371

Total Investments (Cost $19,750,639) - 100.07%		22,740,061
Liabilities in Excess of Other Assets - (0.07)%		(16,027)
TOTAL NET ASSETS - 100.00%		$22,724,034

FOOTNOTES

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2012.

ActivePassive International Equity Fund
Portfolio Diversification
January 31, 2012 (Unaudited)
	Fair
Common Stocks	Value	Percentage
Consumer Discretionary	$1,754,672	7.72%
Consumer Staples	1,359,070	5.98
Energy	1,120,288	4.93
Financials	693,219	3.05
Health Care	1,092,912	4.81
Industrials	1,051,508	4.63
Information Technology	994,570	4.38
Materials	455,666	2.00
Telecommunication Services	424,915	1.87
Utilities	166,026	0.73
Total Common Stocks	9,112,846	40.10
Total Open-End Funds	12,102,931	53.26
Total Preferred Stocks	303,913	1.34
Total Short-Term Investments	1,220,371	5.37
Total Investments	22,740,061	100.07
Liabilities in Excess of Other Assets	(16,027)	(0.07)
Total Net Assets	$22,724,034	100.00%

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$19,901,659
Gross unrealized appreciation	3,406,331
Gross unrealized depreciation	(567,929)
Net unrealized depreciation	$2,838,402

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2012 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets andliabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$564,529	$-	$-	$564,529
Belgium	193,424	-	-	193,424
Bermuda	34,581	-	-	34,581
Brazil	89,990	-	-	89,990
Canada	645,465	-	-	645,465
China	142,134	-	-	142,134
Denmark	128,763	-	-	128,763
France	595,235	-	-	595,235
Germany	511,454	-	-	511,454
Hong Kong	250,726	-	-	250,726
Israel	196,180	-	-	196,180
Japan	950,575	-	-	950,575
Jersey	291,202	-	-	291,202
Mexico	347,554	-	-	347,554
Netherlands	237,745	-	-	237,745
Russia	107,460	-	-	107,460
Singapore	276,746	-	-	276,746
South Korea	250,161	-	-	250,161
Spain	70,495			70,495
Sweden	318,506	-	-	318,506
Switzerland	830,471	-	-	830,471
Taiwan	151,078	-	-	151,078
Turkey	75,103	-	-	75,103
United Kingdom	1,853,269	-	-	1,853,269
Total Common Stocks	9,112,846	-	-	9,112,846
Open-End Funds	12,102,931	-	-	12,102,931
Preferred Stocks
Brazil	185,648	-	-	185,648
Germany	118,265	-	-	118,265
Total Preferred Stocks	303,913	-	-	303,913
Short-Term Investments	1,220,371	-	-	1,220,371
Total Investments	$22,740,061	-	-	$22,740,061

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the three months ended January 31, 2012, the Funds recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the three months ended January 31, 2012.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)
		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 54.62%
SPDR Barclays Capital International Treasury Bond ETF	75,418	$4,559,018
Vanguard Total Bond Market ETF	53,838	4,526,161
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,624,913)		9,085,179

OPEN-END FUNDS - 44.69%
Loomis Sayles Global Bond Fund	329,973	5,576,539
Oppenheimer International Bond Fund	291,665	1,857,907
TOTAL OPEN-END FUNDS (Cost $7,062,734)		7,434,446

SHORT-TERM INVESTMENTS - 1.54%
Investment Companies - 1.54%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (a)	256,208	256,208
TOTAL SHORT-TERM INVESTMENTS (Cost $256,208)		256,208

Total Investments (Cost $15,943,855) - 100.85%		16,775,833
Liabilities in Excess of Other Assets - (0.85)%		(141,271)
TOTAL NET ASSETS - 100.00%		$16,634,562

FOOTNOTES

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$15,984,428
Gross unrealized appreciation	901,504
Gross unrealized depreciation	(110,099)
Net unrealized depreciation	$791,405

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2012 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$9,085,179	$-	$-	$9,085,179
Open-End Funds	7,434,446	-	-	7,434,446
Short-Term Investments	256,208	-	-	256,208
Total Investments	$16,775,833	$-	$-	$16,775,833

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the three months ended January 31, 2012, the Funds recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the three months ended January 31, 2012.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 2.67%
Ally Auto Receivables Trust
0.71%, 09/15/2014	95,000	$95,127
Bank of America Credit Card Trust,
0.35%, 04/15/2016 (b)	100,000	99,866
Chrysler Financial Auto Securitization,
0.91%, 08/08/2013	90,000	90,129
2.82%, 01/15/2016	34,009	34,229
Honda Auto Receivables Owners Trust,
0.65%, 06/15/2013	56,522	56,550
0.94%, 03/18/2015	60,000	60,331
0.94%, 12/21/2016	70,000	70,391
Hyundai Auto Receivables Trust,
2.03%, 08/15/2013	13,593	13,646
Mercedes-Benz Auto Receivables Trust,
0.85%, 03/16/2015	55,000	55,234
Nissan Auto Receivables Owner Trust,
0.87%, 07/15/2014	65,000	65,199
Toyota Auto Receivables Owners Trust,
0.53%, 04/15/2014	85,000	85,022
0.98%, 10/15/2014	50,000	50,243
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	16,721	16,765
World Omni Auto Receivables Trust,
2.21%, 05/15/2015	60,000	61,146
TOTAL ASSET BACKED SECURITIES (Cost $850,604)		853,878

COLLATERALIZED MORTGAGE OBLIGATION - PRIVATE MORTGAGE BACKED SECURITIES - 2.52%
Bear Stearns Commercial Mortgage Securities,
4.945%, 02/11/2041	25,989	25,981
5.537%, 10/12/2041	50,000	57,243
Citigroup Commercial Mortgage Trust,
5.462%, 10/15/2049	35,000	36,271
CS First Boston Mortgage Securities Co.,
3.936%, 05/15/2038	39,625	40,421
GMAC Commercial Mortgage Securites Inc.,
5.238%, 11/10/2045 (b)	75,000	81,552
GS Mortgage Securities Corp.
3.482%, 01/10/2045	60,000	60,898
5.56%, 11/14/2039	70,000	78,825
JP Morgan Chase Commercial Mortgage,
5.42%, 01/15/2049	45,000	49,916
LB-UBS Commercial Mortgage Trust,
4.794%, 07/15/2040	50,000	53,348
5.347%, 11/15/2038	45,000	49,912
Morgan Stanley Capital,
5.54%, 06/15/2038 (b)	40,000	42,939
5.92%, 08/12/2041 (b)	33,351	33,854
5.359%, 02/12/2044	47,552	47,520
5.514%, 11/12/2049 (b)	45,000	50,749

	Principal	Fair
	Amount	Value
Wachovia Bank Commercial Mortgage Trust,
5.308%, 11/15/2048	$45,000	$50,598
Wells Fargo Commercial Mortgage Trust,
3.667%, 11/18/2044	45,000	47,760
TOTAL COLLATERALIZED MORTGAGE OGLIGATION -
PRIVATE MORTGAGE BACKED SECURITES (Cost $790,695)		807,787

CORPORATE BONDS - 11.05%
Accommodation and Food Services - 0.15%
Starbucks Corp., 6.250%, 08/15/2017	40,000	47,738
Finance and Insurance - 5.34%
AMB Property LP,
6.625%, 12/01/2019	10,000	11,193
7.50%, 06/30/2018	35,000	40,117
American International Group, Inc.,
5.85%, 01/16/2018	20,000	20,906
Bank Of America Corp.,
5.75%, 08/15/2016	30,000	29,945
7.375%, 05/15/2014	55,000	59,377
7.625%, 06/01/2019	70,000	79,229
Barrick Gold Finance Co.
2.90%, 05/30/2016 (a)	50,000	52,011
BB&T Corp., 3.95%, 04/29/2016	70,000	76,576
Bear Stearns Cos. LLC, 6.40%, 10/02/2017	85,000	96,690
Bunge Limited Finance Corp., 4.10%, 03/15/2016	50,000	52,438
Caterpillar Financial Services Corp.,
1.375%, 05/20/2014	50,000	50,775
Equity Residential,
5.125%, 03/15/2016	35,000	38,333
First Horizon National, 5.375%, 12/15/2015	45,000	46,424
General Electric Capital Corp.,
4.375%, 09/16/2020	85,000	89,013
5.40%, 02/15/2017	50,000	56,701
5.625%, 09/15/2017	15,000	17,074
Goldman Sachs Group, Inc.,
5.375%, 03/15/2020	70,000	71,127
5.75%, 10/01/2016	45,000	48,562
HCP, Inc., 5.375%, 02/01/2021	50,000	55,354
HSBC Finance Corp, 5.00%, 06/30/2015	70,000	73,699
Jefferies Group Inc., 5.125%, 04/13/2018	50,000	45,500
John Deere Capital Corp., 1.875%, 06/17/2013	50,000	50,895
Metlife, Inc.,
6.817%, 08/15/2018	40,000	48,584
7.717%, 02/15/2019	25,000	31,702
National Rural Utilities Cooperative Finance Corp.,
7.25%, 03/01/2012	13,000	13,069
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	39,437
Prudential Financial Inc., 5.15%, 01/15/2013	55,000	56,915
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	59,927
UnitedHealth Group, Inc.,
4.70%, 02/15/2021	50,000	57,626
4.875%, 04/01/2013	45,000	46,917
Vornado Realty LP, 4.25%, 04/01/2015	45,000	47,025
Wachovia Corp., 5.75%, 06/15/2017	45,000	51,774
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	97,902
		1,712,817

	Principal	Fair
	Amount	Value
Information - 1.02%
AT&T, Inc., 5.50%, 02/01/2018	$65,000	$77,161
Directv Holdings, 5.00%, 03/01/2021	85,000	93,666
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	101,370
Vodafone Group Plc, 5.00%, 12/16/2013 (a)	50,000	53,700
		325,897
Manufacturing - 1.91%
Alcoa Inc., 5.40%, 04/15/2021	50,000	52,590
ArcelorMittal,
9.00%, 02/15/2015 (a)	35,000	40,088
9.85%, 06/01/2019 (a)	40,000	47,224
Boeing Co., 3.50%, 02/15/2015	50,000	54,395
Coca Cola Enterprises, Inc.
5.00%, 08/15/2013	25,000	26,531
7.375%, 03/03/2014	25,000	28,448
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	43,888
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	83,385
The Dow Chemical Co.
4.25%, 11/15/2020	50,000	53,578
7.60%, 05/15/2014	40,000	45,461
H.J. Heinz Co., 5.35%, 07/15/2013	45,000	47,916
Valero Energy Corp., 9.375%, 03/15/2019	35,000	44,727
Wyeth, 5.50%, 02/01/2014	40,000	44,029
		612,260
Mining, Quarrying, and Oil and Gas Extraction - 0.45%
Enterprise Products Operations LLC,
6.50%, 01/31/2019	40,000	47,361
Shell International, 4.00%, 03/21/2014 (a)	50,000	53,682
WMC Finance USA Ltd., 5.125%, 05/15/2013 (a)	40,000	42,329
		143,372
Professional, Scientific, and Technical Services - 0.18%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	58,691
Retail Trade - 0.93%
CVS Caremark Corp., 4.125%, 05/15/2021	80,000	88,067
Kroger Co., 7.50%, 01/15/2014	45,000	50,360
Nordstrom, Inc., 4.75%, 05/01/2020	45,000	50,506
Safeway, Inc., 6.35%, 08/15/2017	50,000	57,014
Target Corp., 1.125%, 07/18/2014	50,000	50,708
		296,655
Transportation and Warehousing - 0.17%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	55,303
Utilities - 0.90%
Alabama Power Co., 4.85%, 12/15/2012	40,000	41,505
Columbus Southern Power Co., 5.50%, 03/01/2013	50,000	52,216
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	47,099
Georgia Power Co., 3.00%, 04/15/2016	45,000	48,048
Peco Energy Co., 4.75%, 10/01/2012	45,000	46,217
Sempra Energy, 6.50%, 06/01/2016	45,000	53,280
		288,365
TOTAL CORPORATE BONDS (Cost $3,387,903)		3,541,098

MORTGAGE BACKED SECURITES - 1.26%
FHLMC, Pool 1G0731, 2.618%, 02/01/2036 (b)	121,372	127,390
FNMA, Pool 888763, 5.083%, 10/01/2037 (b)	82,759	88,663
FNMA, Pool 913253, 2.943%, 03/01/2037 (b)	47,757	50,608

	Principal	Fair
	Amount	Value
FNMA, Pool 256638, 6.00%, 03/01/2037 (b)	$53,545	$58,941
FNMA, Pool 256749, 6.00%, 06/01/2037 (b)	31,272	34,423
FNMA, Pool 899717, 6.00%, 09/01/2037 (b)	40,589	44,679
TOTAL MORGAGED BACKED SECURITES (Cost $391,336)		404,704

US GOVERNMENT AGENCY ISSUES - 5.08%
FAMCA, 6.71%, 07/28/2014	20,000	23,032
FHLMC, 1.00%, 08/27/2014	200,000	203,123
FHLMC, 2.50%, 05/27/2016	195,000	209,128
FHLMC, 3.75%, 03/27/2019	180,000	207,010
FNMA, 1.125%, 06/27/2014	450,000	456,499
FNMA, 1.625%, 10/26/2015	260,000	269,402
FNMA, 3.50%, 02/15/2042	200,000	207,844
FNMA, 5.00%, 02/15/2040	35,000	37,800
GNMA, Pool 781468, 6.50%, 07/15/2032	5,617	6,567
GNMA, Pool 781159, 7.50%, 04/15/2030	4,267	5,002
GNMA, Pool 543435, 7.50%, 11/15/2030	379	389
GNMA, Pool 781187, 8.00%, 06/15/2030	1,411	1,673
TOTAL US GOVERNMENT AGENCY ISSUES (Cost $1,591,424)		1,627,469

U.S. TREASURY OBLIGATIONS - 9.92%
U.S. Treasury Note,
0.375%, 06/30/2013	370,000	370,998
0.50%, 10/15/2014	810,000	814,936
1.00%, 10/31/2016	550,000	558,895
2.625%, 01/31/2018	360,000	394,678
3.125%, 05/15/2021	125,000	140,488
3.50%, 05/15/2020	775,000	898,152
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,069,196)		3,178,147

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 66.22%
Vanguard Total Bond Market ETF	252,415	$21,220,529
TOTAL EXCHANGE-TRADED FUNDS (Cost $20,099,403)		21,220,529

SHORT-TERM INVESTMENTS - 2.75%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (c)	881,381	881,381
TOTAL SHORT TERM INVESTMENTS (Cost $881,381)		881,381

Total Investments (Cost $31,061,942) - 101.47%		32,514,993
Liabilities in Excess of Other Assets - (1.47)%		(471,385)
TOTAL NET ASSETS - 100.00%		$32,043,608

FOOTNOTES

Percentages are stated as a percent of net assets.

FAMCA	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
GNMA	Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of January 31, 2012.
(c)	Rate shown is the 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$31,097,689
Gross unrealized appreciation	1,463,727
Gross unrealized depreciation	(46,423)
Net unrealized depreciation	$1,417,304

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2012 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$853,878	$-	$853,878
Collateralized Mortgage Obligation - Private
Mortgage Backed Securities	-	807,787	-	807,787
Corporate Bond Securities	-	3,541,098	-	3,541,098
Exchange-Traded Funds	21,220,529	-	-	21,220,529
Mortgage Backed Securities	-	404,704	-	404,704
U.S. Government Agency Issues	-	1,627,469	-	1,627,469
U.S. Treasury Obligations	-	3,178,147	-	3,178,147
Short-Term Investments	881,381	-	-	881,381
Total Investments	22,101,910	10,413,083	-	32,514,993

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.  During the three months ended January 31, 2012, the Funds recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the three months ended January 31, 2012.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 52.86%
Arizona - 0.95%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$135,000	$170,051
California - 9.07%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	200,000	226,962
San Francisco Bay Area Toll Authority, 5.50%, 04/01/2021	250,000	288,662
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	123,200
5.00%, 05/01/2021	150,000	186,490
State of California Economic Recovery, 5.00%, 07/01/2020	150,000	184,095
State of California Various Purpose,
5.25%, 04/01/2022	100,000	119,737
5.00%, 03/01/2026	300,000	328,167
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	170,022
		1,627,335
Colorado - 0.63%
Colorado Regional Transportation District, 5.00%, 12/01/2021	100,000	113,651
Florida - 5.40%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	160,525
Orlando Utilities Commission, 5.00%, 10/01/2019	250,000	304,410
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	142,090
5.00%, 06/01/2023	300,000	363,189
		970,214
Georgia - 0.84%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	151,565
Illinois - 2.13%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	230,104
University of Illinois, 5.50%, 04/01/2019	125,000	152,281
		382,385
Massachusetts - 3.51%
Massachusetts Bay Transportation Authority, 5.00%, 07/01/2024	400,000	522,580
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	100,000	108,356
		630,936
Michigan - 3.54%
Michigan State Hospital Finance Authority, 5.00%, 11/15/2021	200,000	235,158
Michigan State Trunk Line Fund,
5.00%, 11/01/2018	200,000	234,340
5.00%, 09/01/2019	150,000	165,351
		634,849
New Hampshire - 2.07%
New Hampshire State Municipal Bond Bank,
5.00%, 08/15/2023	300,000	371,301
New Jersey - 5.04%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	150,000	177,185
New Jersey Environmental Infrastructure, 5.00%, 09/01/2023	350,000	427,060
New Jersey State Transportation Trust Fund Authority,
5.25%, 06/15/2023	250,000	300,605
		904,850

	Principal	Fair
	Amount	Value
New York - 6.03%
City of New York General Obligation, 5.00%, 08/01/2022	$400,000	$482,204
New York City Transitional Finance Authority, 5.00%, 08/01/2020	105,000	121,708
New York State Thruway Authority, 5.00%, 03/15/2021	150,000	172,761
Metropolitan Transportation Authority New York Revenue,
5.00%, 11/15/2023	260,000	306,693
		1,083,366
North Carolina - 1.19%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	50,000	58,651
State of North Carolina Capital Improvement, 5.00%, 05/01/2021	125,000	154,248
		212,899
Oklahoma - 1.35%
Oklahoma Water Resources Board, 5.00%, 04/01/2022	200,000	242,366
Oregon - 2.41%
State of Oregon Department of Administrative Services, 5.00%, 04/01/2019	350,000	433,143
Texas - 7.21%
City of Houston Public Improvement, 5.00%, 03/01/2018	200,000	245,206
City of San Antonio Electric & Gas, 5.00%, 02/01/2021	150,000	174,387
North Texas Tollway Authority, 5.00%, 09/01/2021	300,000	365,235
Texas Public Finance Authority, 5.00%, 07/01/2019	200,000	219,866
Texas Transportation Commission State Highways, 5.00%, 04/01/2018	100,000	117,154
University of Texas System Board of Regents, 5.00%, 08/15/2022	150,000	172,452
		1,049,094
Utah - 0.89%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	159,675
Washington - 0.60%
Enery Northwest, 5.50%, 07/01/2017	100,000	106,933
TOTAL MUNICIPAL BONDS (Cost $8,585,565)		9,244,613

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 40.46%
iShares S&P National AMT-Free Bond Fund	32,375	$3,628,266
SPDR Nuveen Barclays Capital Municipal Bond ETF	149,452	3,636,167
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,569,002)		7,264,433

SHORT TERM INVESTMENTS - 5.27%
Investment Companies - 5.27%
Alpine Municipal Money Market Fund - Institutional Class, 0.06% (a)	348,024	348,024
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class, 0.01% (a)	596,851	596,851
TOTAL SHORT TERM INVESTMENTS (Cost $944,875)		944,875

Total Investments (Cost $16,099,442) - 98.59%		17,453,921
Other Assets in Excess of Liabilities - 1.41%		253,294
TOTAL NET ASSETS - 100.00%		$17,952,421

FOOTNOTES

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day yield as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$16,116,877
Gross unrealized appreciation	1,599,685
Gross unrealized depreciation	(17,435)
Net unrealized depreciation	$1,582,250

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2012 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that theFund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets andliabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Arizona	$-	$170,051	$-	$170,051
California	-	1,627,335	-	1,627,335
Colorado	-	113,651	-	113,651
Florida	-	970,214	-	970,214
Georgia	-	151,565	-	151,565
Illinois	-	382,385	-	382,385
Massachusetts	-	630,936	-	630,936
Michigan	-	634,849	-	634,849
New Hampshire	-	371,301	-	371,301
New Jersey	-	904,850	-	904,850
New York	-	1,083,366	-	1,083,366
North Carolina	-	212,899	-	212,899
Oklahoma	-	242,366	-	242,366
Oregon	-	433,143	-	433,143
Texas	-	1,049,094	-	1,049,094
Utah	-	159,675	-	159,675
Washington	-	106,933	-	106,933
Total Municipal Bonds	$-	$9,244,613	$-	$9,244,613
Exchange-Traded Funds	7,264,433	-	-	7,264,433
Short-Term Investments	944,875	-	-	944,875
Total Investments	$8,209,308	$9,244,613	$-	$17,453,921

Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the three months ended January 31, 2012, the Funds recognized no significant transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the three months ended January 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
 Douglas G. Hess, President

Date   03/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date   03/26/2012

By (Signature and Title)*/s/Cheryl L. King
Cheryl L. King, Treasurer

Date  03/27/2012

* Print the name and title of each signing officer under his or her signature.